FAIR VALUE MEASUREMENTS - key inputs into the Monte Carlo simulation model and the modified Black-Scholes model at initial measurement (Details)	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 Y $ / shares
Share Price
FAIR VALUE MEASUREMENTS
Measurement input	10.76	10.26	9.72
Exercise price
FAIR VALUE MEASUREMENTS
Measurement input		11.50	11.50
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Measurement input	0.0547	0.0468	0.0138
Expected life of warrants
FAIR VALUE MEASUREMENTS
Measurement input | Y	0.49	5.64	6.39
Expected volatility of underlying shares
FAIR VALUE MEASUREMENTS
Measurement input	0.035	0.041	0.095
Dividend yield
FAIR VALUE MEASUREMENTS
Measurement input		0	0
Probability of business combination
FAIR VALUE MEASUREMENTS
Measurement input		0.089	0.70